INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw materials and spare parts inventories	$ 151,600	$ 128,414
Work in progress	67,903	60,743
Finished goods	720,526	756,581
Inventories, total	$ 940,029	$ 945,738